Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment is to correct the contact number for the Company included in the Original Filing and include a revised copy of the press release posted on the Company's website on November 17, 2025.
Document Period End Date	Nov. 13, 2025
Entity File Number	000-32917
Entity Registrant Name	ProtoKinetix, Incorporated
Entity Central Index Key	0001128189
Entity Tax Identification Number	94-3355026
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	109 W Main Street
Entity Address, City or Town	Dalton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44618
City Area Code	330
Local Phone Number	445-4971
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false